Other non-current assets	12 Months Ended
Dec. 31, 2016
Other non-current assets
Other non-current assets

Note 9—Other non-current assets

“Other non-current assets” consisted of the following:

	December 31,
($ in millions)	2016	2015
Pledged financial assets	112	220

Derivatives (including embedded derivatives) (see Note 5)	126	186
Investments	57	58
Restricted cash	59	55
Other	178	124

Total	532	643

The Company entered into structured leasing transactions with U.S. investors prior to 1999. At the inception of the leasing arrangements the Company placed certain amounts in restricted cash deposits and held-to-maturity debt securities. These amounts, included as “Pledged financial assets” in the table above, are pledged as security for certain outstanding deposit liabilities included in “Other non-current liabilities” (see Note 13) and the funds received upon maturity of the respective pledged financial assets will only be available to the Company for repayment of these obligations.

“Investments” represents shares and other equity investments carried at cost.